Equity - Summary of Movements in Ordinary Share Capital (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2026 shares	Jan. 31, 2025 shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2018 USD ($) shares
Shares No.
Exercise of share options (in shares) | shares			15,468,057
Changes in equity
Beginning balance			$ 597,442	$ 480,355	$ 501,838
Exercise of share options			0	0	0
Ending balance			$ 568,405	$ 597,442	$ 480,355
Ordinary shares
Shares No.
Beginning balance (in shares) | shares			1,279,967,187	1,141,784,114	814,204,825
Exercise of share options (in shares) | shares			0	0	0
Transfer to employee share trust (in shares) | shares			15,635,000	16,640,000	1,072,363
Transaction costs arising on share issue share (in shares) | shares			0	0	0
Fully-paid ordinary shares (in shares) | shares			16,895,589	138,183,073	327,579,289
Total unissues of ordinary shares during the period (in shares) | shares			0	0	0
Total contributions of equity during the period, (in shares) | shares			16,895,589	138,183,073	327,579,289
Share options reserve transferred to equity on exercise of options (in shares) | shares			0	0	0
Ending balance (in shares) | shares			1,296,862,776	1,279,967,187	1,141,784,114
Changes in equity
Beginning balance			$ 1,508,846	$ 1,310,813	$ 1,249,123
Exercise of share options			7,681	5,177	7
Transfer to employee share trust			0	0	0
Transaction costs arising on share issue			(422)	(4,314)	(3,920)
Total issues of ordinary values during the period			11,711	188,600	60,486
Total unissues of ordinary shares during the period			0	(1,000)	1,000
Total contributions of equity during the period			11,711	187,600	61,486
Share options reserve transferred to equity on exercise of options			10,217	10,433	204
Ending balance			$ 1,530,774	$ 1,508,846	$ 1,310,813
Placement agreement | Ordinary shares
Shares No.
Entitlement offer to existing eligible shareholders and institutional placement (in shares) | shares			0	5,039,814	326,506,926
Placement of shares under a share placement agreement (in shares) | shares			0	0	0
Changes in equity
Entitlement offer to existing eligible shareholders and institutional placement			$ 0	$ 1,000	$ 64,399
Placement of shares under a share placement agreement			$ 0	$ (1,000)	$ 1,000
Private placement of shares | Ordinary shares
Shares No.
Placement of shares for acquisition of intangible asset (in shares) | shares	1,260,589		1,260,589	0	0
Placement of shares under a share placement agreement (in shares) | shares		104,000,000	0	104,000,000	0	1,565,047
Share based compensation for contingent consideration (in shares) | shares			0	10,228,239	0
Placement of shares for exercise of warrants (in shares) | shares			0	2,275,020	0
Changes in equity
Placement of shares for acquisition of intangible asset			$ 1,850	$ 0	$ 0
Placement of shares under a share placement agreement			2,602	161,205	0	$ 2,600
Share based compensation for contingent consideration			0	20,000	0
Placement of shares for exercise of warrants			$ 0	$ 5,532	$ 0